BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule Of Reverse Recapitalization
The following table summarizes the total number of shares of common stock outstanding immediately following the Closing:

Shares
Acies public stockholders(1)	10,191
Sponsor(1)(2)	3,724
PLAYSTUDIOS stockholders (excluding the Founder Group)(3)	70,708
Founder Group(3)	16,130
PIPE Investors	25,000
Common Stock	125,753

Class A common stock	109,623
Class B common stock	16,130
(1)Excludes the shares of Class A common stock underlying the Warrants. Reflects the redemption of 11.3 million Acies Class A ordinary shares.
(2)Includes 0.9 million shares of Class A common stock, held by Acies Acquisition, LLC (the "Sponsor") that are subject to forfeiture if certain earnout conditions are not satisfied, as the shares are issued and outstanding as of the Closing of the Business Combination. The 0.9 million shares do not have voting rights until the Earnout Triggering Events have occurred.
(3)Excludes the shares of Class A and Class B common stock underlying stock options and the Earnout Shares, as they do not represent legally outstanding shares of common stock at Closing.
The aggregate consideration for the Business Combination was approximately $1,041.0 million, payable in the form of the Company's Class A and Class B common stock and cash. The following table summarizes the merger consideration (in thousands, except per share information):

Consideration
Cash consideration	$102,020
Shares transferred at closing(1)	86,838
Value per share	$10.00
Share consideration	$868,380
Total consideration	$970,400
Shares of common stock underlying vested options	7,060
Value per share	$10.00
Total consideration for vested options	70,600
Aggregate consideration	$1,041,000
(1)Excludes shares of common stock underlying stock options that are vested but unexercised as of the closing date of the Business Combination. As the shares do not represent legally outstanding shares of common stock at closing, they are excluded from the total consideration amount.
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2021:

Cash - Acies Trust and cash (net of redemptions)	$101,965
Cash - PIPE	230,000
Less: Cash consideration	(102,020)
Less: Transaction costs, net of proceeds received from exercises of Old PLAYSTUDIOS' warrants	(44,775)
Net Business Combination and PIPE Financing	$185,170